S000001469 [Member] Investment Objectives and Goals - BATS SERIES C	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BATS: Series C Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the BATS: Series C Portfolio (the “Fund”) is to seek to maximize total return, consistent with income generation and prudent investment management.